Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2025
Scotiabank Colpatria, S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.00%